Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010
Derivatives designated as hedges [Abstract]
Interest rate swaps	$ 1,550	$ 1,300
Net unamortized fair value changes in long term debt	57	51
Notes Due 2013 [Member]
Derivatives designated as hedges [Abstract]
Stated interest rate (in hundredths)	4.875%
Notes Due 2019 [Member]
Derivatives designated as hedges [Abstract]
Stated interest rate (in hundredths)	5.25%
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives designated as hedges	63	44
Interest Rate Swap [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses relating to the ineffectiveness of derivative instruments	$ 1	$ 1